Accrued expenses and other current liabilities (Notes)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued expenses and other liabilities
Accrued expenses and other liabilities:

As of December 31, 2015 and 2014, accrued expenses and other current liabilities consisted of:

	2015	2014
Professional fees accrual	$147,321	$131,078
Payroll accrual	65,101	164,700
Customer deposits	36,525	41,907
Accrued taxes	6,635	4,025
Deferred revenue	2,228	13,608
Total Accrued expenses and other current liabilities	$257,810	$355,318